Consolidated Statement of Profit or Loss and Other Comprehensive Income (Unaudited) - AUD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income
Interest income	$ 6,553	$ 14,133
Other income	1,924,389	1,855,172
Expenses
Intellectual property expenses	(160,304)	(102,232)
General and administration expenses	(3,673,407)	(1,747,986)
Research and development expenses	(5,806,841)	(5,747,034)
Other operating expenses	(20)	(40,136)
Other (losses)/gains	(852,232)	127,825
Loss for the period	(8,561,862)	(5,640,258)
Loss before income tax	(8,561,862)	(5,640,258)
Income tax expense
Other comprehensive loss
Other comprehensive income for the period, net of tax
Total comprehensive loss for the period	$ (8,561,862)	$ (5,640,258)
Loss per share for profit attributable to the ordinary equity holders of the Group:
Basic loss per share	$ (0.65)	$ (0.65)
Diluted loss per share	$ (0.65)	$ (0.65)